Aquisitons (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 18, 2018
Business Combinations [Abstract]
Property, Plant and Equipment, Net		$ 45,698,000,000	$ 42,269,000,000	$ 45,698,000,000
Capitalized Costs, Unproved Properties		4,662,000,000	3,980,000,000	4,662,000,000
Capitalized Costs Proved Properties		100,657,000,000	88,284,000,000	100,657,000,000
Inventories Acquired			0	42,000,000	$ 0
Investments and long-term receivables		9,329,000,000	8,687,000,000	9,329,000,000
Asset Retirement Obligation		7,908,000,000	$ 6,206,000,000	$ 7,908,000,000	$ 7,798,000,000
Kuparuk Assets [Member] | Alaska Segment [Member] | Operating Segments [Member]
Business Acquisition [Line Items]
Costs Incurred, Acquisition of Oil and Gas Properties, Total	$ 386,000,000	1,490,000,000
Percent Acquired	22.00%
Fair Value of Assets Acquired		1,743,000,000
Business Combinations [Abstract]
Capitalized Costs, Unproved Properties	$ 114,000,000
Capitalized Costs Proved Properties	297,000,000					$ 1,900,000,000
Inventories Acquired	20,000,000	$ 42,000,000
Investments and long-term receivables	14,000,000					15,000,000
Net Working Capital						(100,000,000)
Kuparuk Assets [Member] | Alaska Segment [Member] | Operating Segments [Member] | Asset Retirement Obligation Costs [Member]
Business Combinations [Abstract]
Asset Retirement Obligation	$ 59,000,000					$ 374,000,000